BORROWINGS - BURNSTONE DEBT (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2019 USD ($) R / kg R / $	Dec. 31, 2019 ZAR (R) R / kg R / $	Dec. 31, 2018 ZAR (R) R / kg R / $	Dec. 31, 2017 ZAR (R) R / kg R / $	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 23,736.2	R 24,504.7	R 25,649.5		R 23,736.2	R 24,504.7	R 25,649.5
Balance at beginning of period		24,504.7	25,649.5	8,973.8
Accrued interest and unwinding of amortised cost		374.4	538.3	251.8
(Gain)/loss on revised estimated cash flows		96.6	(804.6)	(181.7)
(Gain)/loss on foreign exchange differences		(325.5)	(1,169.1)	(292.4)
Loans repaid		(22,008.3)	(21,231.5)	(55,719.5)
Balance at end of period		23,736.2	24,504.7	25,649.5
Revised gold prices | R / kg					686,225	686,225	585,500	545,000
Burnstone
Disclosure of detailed information about borrowings [line items]
Borrowings		R 1,883.9				R 1,883.9
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Balance at end of period		R 1,883.9
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 178.1	R 1,330.4	1,145.1	1,537.5	$ 178.1	1,330.4	R 1,145.1	R 1,537.5
Face amount of debt									$ 178.1	R 1,883.9
Net assets (liabilities)						R 2,000.0
Borrowings on acquisition of subsidiary										R 1,007.6
Period of the life-of-mine plan	20 years	20 years
Balance at beginning of period		R 1,145.1	1,537.5	1,752.6
Accrued interest and unwinding of amortised cost		120.1	152.9	141.6
(Gain)/loss on revised estimated cash flows		96.6	(804.6)	(181.7)
(Gain)/loss on foreign exchange differences		(31.4)	259.3	(175.0)
Balance at end of period	$ 178.1	R 1,330.4	R 1,145.1	R 1,537.5
Exchange rates | R / $					14.00	14.00	14.00	12.94
A1 U S $0.2 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 0.2
A2 U S $7.8 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%	50.00%
A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%	30.00%
A3 U S $51.0 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					51.0
A4 U S $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 119.1
LIBOR | A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin					4.00%	4.00%